FAIR VALUE MEASURMENTS (Details Textual) (USD $)	1 Months Ended		3 Months Ended	6 Months Ended	5 Months Ended				1 Months Ended		3 Months Ended	12 Months Ended			12 Months Ended
	Jul. 31, 2013	Feb. 28, 2013	Mar. 31, 2013	Jun. 30, 2013	Dec. 31, 2011 Common Stock [Member]	Jun. 30, 2013 Common Stock [Member]	Jun. 30, 2013 Investor [Member]	Jun. 30, 2013 Placement Agents [Member]	Sep. 30, 2012 Private Placement [Member]	Dec. 31, 2011 Private Placement [Member]	Mar. 31, 2012 Private Placement [Member]	Dec. 31, 2012 Private Placement [Member]	Dec. 31, 2011 Private Placement [Member]	Jun. 30, 2013 Private Placement [Member] Common Stock [Member]	Dec. 31, 2012 Private Placement [Member] Investor [Member]	Dec. 31, 2012 Private Placement [Member] Placement Agents [Member]
Issuance of common stock to accredited investors upon inception date at par value (in shares)	7,936,690	9,430,162			2,000,000				1,833,333	1,330,000	1,131,000	2,461,000	50,000
Stock to be Issued Upon Conversion of Warrants (in shares)			250,000									2,461,000				482,200
Exercise Price of Warrants (in dollars per share)			$ 1.50									$ 1.42	$ 1.50			$ 1.00
Proceeds from Issuance of Private Placement (in dollars)				$ 9,000,000								$ 2,461,000
Stock to be Issued Upon Conversion of Warrants (in shares)																482,200
Exercise Price of Warrants (in dollars per share)												$ 1.50				$ 1.50
Exercise Price of Warrants Adjusted (in dollars per share)											$ 1.3	$ 1.30
Stock to be Issued Upon Conversion of Warrants Additional Issue (in shares)															371,017	72,455
Class of Warrant or Right, Outstanding				237,844			141,305	71,315
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						141,305								182,552